Stockholders' Equity - Assumptions used in Calculating Value of Options Granted (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	7 years
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	10 years
Share-Based Payment Arrangement, Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate, minimum	2.14%	0.36%
Risk-free interest rate, maximum	4.45%	1.27%
Expected volatility, minimum	71.90%	71.40%
Expected volatility, maximum	87.90%	81.50%
Share-Based Payment Arrangement, Option | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	5 years	5 years
Share-Based Payment Arrangement, Option | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	6 years 3 months	6 years 6 months